BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash		$ 1,894
Escrow accounts hold by director		300,500
Other prepayments	10,000	10,000
Prepaid Expenses		10,000
Escrow accounts hold by Attorney	188,482
Total Current Assets	198,482	312,394
TOTAL ASSETS	198,482	312,394	0
CURRENT LIABILITIES:
Accounts payable			237,707
Accounts payable-Related party			8,250
Accrued interest			10,783
Accrued interest - Related parties	0	0	89,506
Accrued Liabilities	13,107	14,520
Amount due to shareholder		66,758
Other payables
Notes payable			23,000
Notes payable - Related parties	0	0	170,529
Total Current Liabilities	13,107	81,278	539,775
STOCKHOLDERS' DEFICIT:
Preferred stock, Class A Preferred Stock; $0.001 par value 175,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value; 500,000,000 shares authorized; 2015: 310,868,500 (2014: 10,368,500) shares issued and outstanding	310,869	310,869	10,369
Additional paid-in capital	413,349	413,349	110,533
Accumulated deficit	(538,843)	(493,102)	(660,677)
Total Stockholders' Deficit	185,375	231,116	(539,775)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 198,482	$ 312,394	$ 0